Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting

19. Segment Reporting

We manage our business in five reportable operating segments: Corporate Finance/Restructuring, Forensic and Litigation Consulting, Economic Consulting, Technology and Strategic Communications.

Our Corporate Finance/Restructuring segment focuses on strategic, operational, financial and capital needs of businesses around the world and provides consulting and advisory services on a wide range of areas, such as restructuring (including bankruptcy), interim management, financings, M&A, post-acquisition integration, valuations, tax issues and performance improvement.

Our Forensic and Litigation Consulting segment provides law firms, companies, government clients and other interested parties with dispute advisory, investigations, forensic accounting, business intelligence assessments, data analytics, risk mitigation services, as well as interim management and performance improvement services for our health solutions practice clients.

Our Economic Consulting segment provides law firms, companies, government entities and other interested parties with analysis of complex economic issues for use in legal, regulatory, and international arbitration proceedings, strategic decision making and public policy debates in the U.S. and around the world.

Our Technology segment provides e-discovery and information management consulting, software and services to its clients. It provides products, services and consulting to companies, law firms, courts and government agencies worldwide. Its comprehensive suite of software and services help clients locate, review and produce ESI, including e-mail, computer files, voicemail, instant messaging, and financial and transactional data.

Our Strategic Communications segment provides advice and consulting services relating to financial and corporate communications and investor relations, reputation management and brand communications, public affairs, business consulting and digital design and marketing.

We evaluate the performance of our operating segments based on Adjusted Segment EBITDA. We define Adjusted Segment EBITDA as a segment’s share of consolidated operating income before depreciation, amortization of intangible assets, special charges and goodwill impairment charge. Although Adjusted Segment EBITDA is not a measure of financial condition or performance determined in accordance with GAAP, we use Adjusted Segment EBITDA to evaluate and compare the operating performance of our segments.

The table below presents revenues and Adjusted Segment EBITDA for our reportable segments for the three years ended December 31, 2012:

	Year Ended December 31,
	2012	2011	2010
Revenues
Corporate Finance/Restructuring	$394,719	$364,409	$396,216
Forensic and Litigation Consulting	407,586	428,730	379,780
Economic Consulting	391,622	353,981	255,660
Technology	195,194	218,738	176,607
Strategic Communications	187,750	200,910	193,198

Total revenues	$1,576,871	$1,566,768	$1,401,461

Adjusted Segment EBITDA
Corporate Finance/Restructuring	$101,137	$84,933	$108,152
Forensic and Litigation Consulting	60,572	81,885	76,402
Economic Consulting	77,461	67,028	49,481
Technology	57,203	77,011	64,358
Strategic Communications	25,019	26,801	28,971

Total Adjusted Segment EBITDA	$321,392	$337,658	$327,364

The table below reconciles Total Adjusted Segment EBITDA to income before income tax provision. Unallocated corporate expenses include primarily indirect costs related to centrally managed administrative functions which have not been allocated to the segments. These administrative costs include costs related to executive management, legal, corporate office support costs, information technology, accounting, marketing, human resources, and company-wide business development functions.

	Year Ended December 31,
	2012	2011	2010
Total Adjusted Segment EBITDA(a)	$321,392	$337,658	$327,364
Segment depreciation expense	(25,058)	(23,620)	(26,102)
Amortization of intangible assets	(22,407)	(22,371)	(23,910)
Special charges	(29,557)	(15,212)	(51,131)
Goodwill impairment charge	(110,387)	—	—
Unallocated corporate expenses, excluding special charges	(74,947)	(71,008)	(67,829)
Interest income and other	5,659	6,304	4,423
Interest expense	(56,731)	(58,624)	(50,263)
Loss on early extinguishment of debt	(4,850)	—	(5,161)

Income before income tax provision	$3,114	$153,127	$107,391

(a)	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.

The table below presents assets by segment. Segment assets primarily include accounts and notes receivable, fixed assets purchased specifically for the segment, goodwill and other intangible assets:

	December 31,
	2012	2011
Corporate Finance/Restructuring	$653,998	$595,307
Forensic and Litigation Consulting	397,879	403,676
Economic Consulting	477,430	437,677
Technology	203,117	213,817
Strategic Communications	342,198	471,008

Total segment assets	2,074,622	2,121,485
Unallocated corporate assets	200,830	289,599

Total assets	$2,275,452	$2,411,084

The table below details information on our revenues for the three years ended December 31, 2012. Revenues have been attributed to location based on the location of the legal entity generating the revenue:

	Year Ended December 31,
	2012	2011	2010
United States	$1,171,805	$1,187,661	$1,104,836
All foreign countries	405,066	379,107	296,625

Total revenue	$1,576,871	$1,566,768	$1,401,461

We do not have a single customer that represents ten percent or more of our consolidated revenues.

The table below details information on our long-lived assets and net assets at December 31, 2012 and 2011 attributed to geographic location based on the location of the legal entity holding the assets:

	December 31, 2012		December 31, 2011
	United States	All foreign countries	United States	All foreign countries
Property and equipment, net of accumulated depreciation	$53,889	$14,303	$58,474	$15,974
Net assets	$534,680	$533,552	$547,965	$558,237